Shareholders' equity - Award Outstanding - Additional Information (Details)	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	1,323,195	721,391
DSU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	105,695	66,391
Share price (in dollars per shares) | $ / shares	$ 3.07	$ 3.52
PSU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	412,300	302,500
Share price (in dollars per shares) | $ / shares	$ 4.05	$ 3.69
RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	805,200	352,500
Share price (in dollars per shares) | $ / shares	$ 3.63	$ 4.20